Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of current and deferred portion of income tax expense of the Company's China subsidiaries, overseas subsidiaries, VIEs, and subsidiaries of the VIEs

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense/(benefit)	1,545	(11,431)	685
Deferred income tax expense/(benefit)	977	(2,470)	—
Income tax expense/(benefit)	2,522	(13,901)	685

Schedule of loss before income tax expense

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	175,801	45,305	12,778
Others	18,234	49,850	1,313
Total loss before income tax expense	194,035	95,155	14,091

Schedule of reconciliation between the statutory EIT rate and the effective tax rates

	For the years ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.37)%	(0.14)%	—%
Tax effect of tax-exempt entities*	(0.53)%	0.83%	(2.33)%
Tax effect of expired net operating loss	(4.03)%	(14.00)%	(33.82)%
Tax effect of preferred tax rate	(1.47)%	(0.41)%	—%
Tax effect of R&D expense additional deduction	0.97%	0.48%	0.01%
Tax effect of non-deductible expenses	(0.54)%	(3.43)%	(0.07)%
Tax effect of deferred tax effect of tax rate change	1.44%	—%	—%
Non-deductible loss on disposal of subsidiaries	—%	(10.22)%	—%
Changes in unrecognized tax benefits	—%	12.95%	—%
Prior year true up	—%	(78.46)%	45.30%
Changes in valuation allowance	(21.77)%	82.01%	(38.93)%
Effective tax rate	(1.30)%	14.61%	(4.84)%
*	Tax-exempt entities represent entities that incorporated in the Cayman Islands for which the statutory tax rate is zero.

Schedule of changes in uncertain tax position

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	14,421	2,102
Lapse of statutes of limitations	(12,319)	—
Balance at end of the year	2,102	2,102

Schedule of changes in valuation allowance

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	367,071	407,053	270,040
Additions	51,823	11,159	15,177
Reversals	(9,586)	(89,197)	(9,692)
Decrease in disposal of subsidiaries*	(2,255)	(58,975)	—
Balance at end of the year	407,053	270,040	275,525
*

In May, 2022, the Group disposed of Pintec Australia Pty Ltd. and its subsidiaries, and valuation allowance decreased in the net amount of RMB2,255. In May 2023, the Group disposed of SCHL Group, and valuation allowance decreased in the net amount of RMB58,975.

Jurisdictions other than Australia
Taxation
Schedule of components of the deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	240,368	241,766
Impairment of long-term investment	9,150	9,150
Impairment of long-lived assets	799	1,157
Operating lease liabilities	—	714
Net operating loss carry forwards	17,712	21,186
Guarantee liabilities	11	—
Accrued expense	2,000	2,000
Subtotal	270,040	275,973
Less: valuation allowance	(270,040)	(275,525)
Total deferred tax assets, net	—	448
Net off against deferred tax liabilities	—	(448)
Net deferred tax assets	—	—

Deferred tax liabilities:
Operating right-of-use assets	—	(448)
Total deferred tax liabilities	—	(448)
Net off against deferred tax assets	—	448
Net deferred tax liabilities	—	—